Financial Risk Management Objectives and Policies - Summary of Currency Risk Exposure (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	€ 218,472	€ 148,519	€ 132,994	€ 207,530
Currency risk [Member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	218,500
Currency risk [Member] | Immatics N.V and Immatics GmbH [Member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	76,381	65,575
Financial assets	112,713	88,801
Total assets exposed to the risk	€ 189,094	€ 154,376